Note 46 Remuneration for non executive directors (Details) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	€ 2,082	€ 2,096
José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	313	313
Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	224	224
Enrique Casanueva Nardiz [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	151	151
Sonia Lilia Dulá [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	140	151
Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	256	256
Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	171	171
Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	98	98
Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[2]	59	119
Jorge Montalbo Todolí
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[3]	49	0
Cristina de Parias Halcón
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[4]	109	109
Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	126	119
Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	193	193
Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[5]	86	86
Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	107	€ 107
Board of Directors Chairman [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	837
Board of Directors Chairman [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	64
Board of Directors Chairman [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	64
Board of Directors Chairman [Member] | Enrique Casanueva Nardiz [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	64
Board of Directors Chairman [Member] | Sonia Lilia Dulá [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	64
Board of Directors Chairman [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	64
Board of Directors Chairman [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	64
Board of Directors Chairman [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	64
Board of Directors Chairman [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[2]	32
Board of Directors Chairman [Member] | Jorge Montalbo Todolí
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[3]	32
Board of Directors Chairman [Member] | Cristina de Parias Halcón
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[4]	64
Board of Directors Chairman [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	64
Board of Directors Chairman [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	64
Board of Directors Chairman [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[5]	64
Board of Directors Chairman [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	64
Executive Committees
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	250
Executive Committees | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	83
Executive Committees | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	83
Executive Committees | Enrique Casanueva Nardiz [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Executive Committees | Sonia Lilia Dulá [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Executive Committees | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Executive Committees | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	83
Executive Committees | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Executive Committees | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[2]	0
Executive Committees | Jorge Montalbo Todolí
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[3]	0
Executive Committees | Cristina de Parias Halcón
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[4]	0
Executive Committees | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Executive Committees | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Executive Committees | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[5]	0
Executive Committees | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Audit Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	237
Audit Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	83
Audit Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Audit Committee [Member] | Enrique Casanueva Nardiz [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	33
Audit Committee [Member] | Sonia Lilia Dulá [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	33
Audit Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Audit Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Audit Committee [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	33
Audit Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[2]	17
Audit Committee [Member] | Jorge Montalbo Todolí
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[3]	17
Audit Committee [Member] | Cristina de Parias Halcón
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[4]	0
Audit Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	22
Audit Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Audit Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[5]	0
Audit Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Risk and Compliance Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	321
Risk and Compliance Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Risk and Compliance Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	53
Risk and Compliance Committee [Member] | Enrique Casanueva Nardiz [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	53
Risk and Compliance Committee [Member] | Sonia Lilia Dulá [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	36
Risk and Compliance Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	107
Risk and Compliance Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Risk and Compliance Committee [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Risk and Compliance Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[2]	0
Risk and Compliance Committee [Member] | Jorge Montalbo Todolí
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[3]	0
Risk and Compliance Committee [Member] | Cristina de Parias Halcón
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[4]	0
Risk and Compliance Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	18
Risk and Compliance Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	53
Risk and Compliance Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[5]	0
Risk and Compliance Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Remuneration Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	136
Remuneration Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Remuneration Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Remuneration Committee [Member] | Enrique Casanueva Nardiz [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Remuneration Committee [Member] | Sonia Lilia Dulá [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	7
Remuneration Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Remuneration Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Remuneration Committee [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Remuneration Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[2]	11
Remuneration Committee [Member] | Jorge Montalbo Todolí
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[3]	0
Remuneration Committee [Member] | Cristina de Parias Halcón
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[4]	0
Remuneration Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	21
Remuneration Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	54
Remuneration Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[5]	21
Remuneration Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	21
Appointments and Corporate Governance Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	150
Appointments and Corporate Governance Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	58
Appointments and Corporate Governance Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	23
Appointments and Corporate Governance Committee [Member] | Enrique Casanueva Nardiz [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Appointments and Corporate Governance Committee [Member] | Sonia Lilia Dulá [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Appointments and Corporate Governance Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	23
Appointments and Corporate Governance Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	23
Appointments and Corporate Governance Committee [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Appointments and Corporate Governance Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[2]	0
Appointments and Corporate Governance Committee [Member] | Jorge Montalbo Todolí
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[3]	0
Appointments and Corporate Governance Committee [Member] | Cristina de Parias Halcón
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[4]	23
Appointments and Corporate Governance Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Appointments and Corporate Governance Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Appointments and Corporate Governance Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[5]	0
Appointments and Corporate Governance Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Technology And Cybersecurity Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	86
Technology And Cybersecurity Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Technology And Cybersecurity Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Technology And Cybersecurity Committee [Member] | Enrique Casanueva Nardiz [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Technology And Cybersecurity Committee [Member] | Sonia Lilia Dulá [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Technology And Cybersecurity Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	21
Technology And Cybersecurity Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Technology And Cybersecurity Committee [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Technology And Cybersecurity Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[2]	0
Technology And Cybersecurity Committee [Member] | Jorge Montalbo Todolí
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[3]	0
Technology And Cybersecurity Committee [Member] | Cristina de Parias Halcón
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[4]	21
Technology And Cybersecurity Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	0
Technology And Cybersecurity Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	21
Technology And Cybersecurity Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[5]	0
Technology And Cybersecurity Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	21
Other positions [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[6]	65
Other positions [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[6]	25
Other positions [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[6]	0
Other positions [Member] | Enrique Casanueva Nardiz [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[6]	0
Other positions [Member] | Sonia Lilia Dulá [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[6]	0
Other positions [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[6]	40
Other positions [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[6]	0
Other positions [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[6]	0
Other positions [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[2],[6]	0
Other positions [Member] | Jorge Montalbo Todolí
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[3],[6]	0
Other positions [Member] | Cristina de Parias Halcón
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[4],[6]	0
Other positions [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[6]	0
Other positions [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[6]	0
Other positions [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[5],[6]	0
Other positions [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[6]	€ 0

[1]	(1) Includes amounts corresponding to the positions on the Board and its various Committees, the composition of which was last modified on April 29, 2026.
[2]	(3) Director who ceased to hold office on March 20, 2026. Remuneration in 2026 corresponding to the term of office during the financial year.
[3]	(4) Director appointed by the General Shareholders’ Meeting held on March 20, 2026. Remuneration in 2026 corresponding to the term of office during the financial year.
[4]	(5) Likewise, in the first half of the 2025 financial year, Cristina de Parias received €30 thousand and 7,593 BBVA shares, corresponding to deferred variable remuneration accrued in the 2019 financial year in her former position as a member of BBVA’s Senior Management
[5]
(6) In addition, Carlos Salazar Lomelín received €118 thousand and €77 thousand in the first half of the 2026 and 2025 financial years, respectively, in attendance fees for meetings of the management body of BBVA México, S.A. de C.V. and Grupo Financiero BBVA México, S.A. de C.V. and the strategy forum of BBVA México.

[6]	(2) Amounts corresponding to the positions of Deputy Chair of the Board of Directors and Lead Director.